Victory Funds
Victory S&P 500 Index Fund
(the “Fund”)
Supplement dated September 16, 2022
to the Prospectus dated November 1, 2021 (“Prospectus”)
1.
Effective September 16, 2022, Free Foutz has been added as a Portfolio Implementation Manager to the Fund. The following replaces the section titled “Management of the Fund – Portfolio Managers” found on page 6 of the Prospectus.
Portfolio Managers
	Title	Tenure with the Fund
Mannik Dhillon, CFA, CAIA®	President, VictoryShares and Solutions	Since 2018
Free Foutz	Portfolio Implementation Manager, VictoryShares and Solutions	Since September 2022
2.
The following is added to the section titled “Organization and Management of the Fund – Portfolio Management” found on page 11 of the Prospectus.
Free Foutz, Portfolio Implementation Manager, has co-managed the Funds since September 2022. He is responsible for portfolio implementation and investment operations for the VictoryShares and Solutions team. He is a member of Victory Capital’s Operating Committee, Management Committee, and GIPS Committee. He began his investment career in 2002 and joined Victory Capital in 2015.
If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory INCORE Total Return Bond Fund
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value Fund
Victory Integrity Small/Mid-Cap Value Fund
Victory Integrity Small-Cap Value Fund
Victory Munder Mid-Cap Core Growth Fund
Victory Munder Multi-Cap Fund
Victory Munder Small Cap Growth Fund
Victory S&P 500 Index Fund
Victory Trivalent International Fund – Core Equity
Victory Trivalent International Small-Cap Fund
(the “Funds”)
Supplement dated September 16, 2022
to the Statement of Additional Information dated November 1, 2021 (“SAI”)
1.
Effective September 16, 2022, Free Foutz is a Portfolio Implementation Manager of the Victory S&P 500 Index Fund.
2.
Mr. Foutz’s information is added to the “Portfolio Managers” section on page 52 of the SAI to reflect the following:
The following table lists the number and types of accounts managed by the portfolio manager and assets under management in those accounts as of September 16, 2022.
	Registered Investment Company Accounts		Pooled Investment Vehicle Accounts		Other Accounts		Total Assets Managed (In Millions)
	Assets Managed (In Millions	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts
Free Foutz	$0	—	$0	—	$0	—	$0
The following table sets forth performance-based accounts for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of September 16, 2022.

	Registered Investment Company Accounts		Pooled Investment Vehicle Accounts		Other Accounts		Total Assets Managed (In Millions)
	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts	Assets Managed (In Millions)	Number of Accounts
Free Foutz	$0	—	$0	—	$0	—	$0
3.
Mr. Foutz does not own any shares of the Fund to which he is being added as a Portfolio Implementation Manager as would show under “Investment Adviser and Other Service Providers ˃ Fund Ownership” on page 53 of the SAI.
If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.